Exploration Expense (Tables)	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Exploration Expense
Three months ended June 30,			Six months ended June 30,
	2018	2017 (Restated – note 12)	2018	2017 (Restated – note 12)
BMSC	$1,239	$2,852	$3,231	$5,562
Timok – Upper Zone	-	6,399	4,620	13,724
Timok – Lower Zone	244	5,781	1,184	8,695
Other properties	138	147	742	341
	$1,621	$15,179	$9,777	$28,322